Inventories - Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales and Usage of Inventory Write-downs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as cost of sales	₩ 20,985,643	₩ 25,027,703	₩ 24,572,939
Including: Inventory write-downs	192,627	245,619	224,576
Usage of inventory write-downs	₩ 245,619	₩ 224,576	₩ 213,932